Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsThe Company has evaluated subsequent events from the Balance Sheet date through February 24, 2023, the date at which the consolidated financial statements were available to be issued. The Company has determined that there are no items to disclose.